T. Rowe Price International Growth & Income Fund

T. Rowe Price International Growth & Income Fund–Advisor Class

T. Rowe Price International Growth & Income Fund–R Class

Supplement to Prospectuses and Summary Prospectuses Dated March 1, 2013

The following information amends the summary prospectus and prospectus, each dated March 1, 2013, and supersedes the supplement dated August 16, 2013.

On October 22, 2013, the International Growth & Income Fund’s shareholders approved the proposed amendment to the fund’s investment objective. Accordingly, the investment objective is revised as follows:

The fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks.

In connection with the investment objective change, the second sentence in the first paragraph under “Principal Investment Strategies” is replaced with the following:

The fund will normally invest at least 65% of its total assets in non-U.S. stocks, with an emphasis on large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued.